Note 7 – Stock To Be Issued	24 Months Ended
Dec. 31, 2021
Cardio Diagnostics [Member]
Note 7 – Stock To Be Issued

Note 7 – Stock To Be Issued

Stock to be issued consists of Simple Agreements for Future Equity (“SAFE”) issued to accredited investors with balances of $0 and $346,471 at December 31, 2021 and 2020, respectively. Each SAFE is convertible upon the occurrence of certain events as follows:

Equity Financing: If there is an equity financing before the termination of the SAFE, on the initial closing of such equity financing, the SAFE will automatically convert into the number of SAFE preferred stock equal to the purchase amount divided by the discount price. The discount price is the lowest price per share of the standard preferred stock sold in the equity financing multiplied by the discount rate of 85%.

Liquidity Event: If a liquidity event occurs before the termination of the SAFE, the SAFE will automatically be entitled to receive a portion of the proceeds due and payable to the investor immediately prior to, or concurrent with the consummation of such liquidity event, equal to the greater of (i) the purchase amount (the “Cash-out Amount”) or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price (“the Conversion Amount”).

Dissolution Event: If there is a dissolution event before the termination of the SAFE, the investor will automatically be entitled to receive a portion of proceeds equal to the Cash-out Amount, due and payable to the investor immediately prior to the consummation of the dissolution event.

Each SAFE will automatically terminate immediately following the earliest of (i) the issuance of capital stock to the investor pursuant to the automatic conversion of the SAFE pursuant to an equity financing, or (ii) the payment, or setting aside for payment of amounts due the investor pursuant to a liquidity event or dissolution event.

On March 15, 2021, the investors converted their SAFE agreements to 39,786 common shares, valued at $451,471.